Accounts Payable and Accrued and Other Current Liabilities	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Accounts Payable and Accrued and Other Current Liabilities
Accounts Payable and Accrued and Other Current Liabilities
Accounts Payable
The following table presents a summary of our accounts payable as of the dates indicated below.

	December 31,
	2015	2014
	(Millions)
Trade	$85	$171
Accrual for capital expenditures	65	235
Royalties	71	71
Affiliate payable for revenue related to assets held for sale	43	118
Other	14	43
	$278	$638

Accrued and other current liabilities
The following table presents a summary of our accrued and other current liabilities as of the dates indicated below.

	December 31,
	2015	2014
	(Millions)
Taxes other than income taxes	$25	$10
Accrued interest	82	53
Compensation and benefit related accruals	61	55
Gathering and transportation	8	7
Gathering and transportation related to exited areas	56	6
Accrued income taxes	41	3
Other, including other loss contingencies	29	11
	$302	$145